Accounts and Other Payable (Details)	12 Months Ended
Dec. 31, 2025
Bottom of range [member]
Accounts and Other Payable [Line Items]
Accounts payable are non-interest-bearing term	15 days
Other payable non-interest-bearing term	30 days
Top of range [member]
Accounts and Other Payable [Line Items]
Accounts payable are non-interest-bearing term	60 days
Other payable non-interest-bearing term	120 days